Summary of Significant Accounting Policies (Details Textual) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended			4 Months Ended		9 Months Ended		12 Months Ended		40 Months Ended	49 Months Ended	12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		49 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		49 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		49 Months Ended
	Jun. 28, 2013	Apr. 29, 2013	Nov. 14, 2012	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Jun. 11, 2013	Jun. 12, 2013	Sep. 30, 2013 Fastchargers	Sep. 30, 2012	Dec. 31, 2012 Entity ChargingStation	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2012 Series B Preferred Stock [Member]	Sep. 30, 2013 Liquidity [Member]	Dec. 31, 2012 Liquidity [Member]	Sep. 30, 2013 Automobile [Member]	Sep. 30, 2012 Automobile [Member]	Sep. 30, 2013 Automobile [Member]	Sep. 30, 2012 Automobile [Member]	Dec. 31, 2012 Automobile [Member]	Dec. 31, 2011 Automobile [Member]	Sep. 30, 2013 Automobile [Member]	Dec. 31, 2010 EV Charging Stations [Member]	Sep. 30, 2013 EV Charging Stations [Member]	Sep. 30, 2012 EV Charging Stations [Member]	Sep. 30, 2013 EV Charging Stations [Member]	Sep. 30, 2012 EV Charging Stations [Member]	Dec. 31, 2012 EV Charging Stations [Member]	Dec. 31, 2011 EV Charging Stations [Member]	Sep. 30, 2013 EV Charging Stations [Member]	Sep. 30, 2013 Office and Computer Equipment [Member]	Sep. 30, 2012 Office and Computer Equipment [Member]	Sep. 30, 2013 Office and Computer Equipment [Member]	Sep. 30, 2012 Office and Computer Equipment [Member]	Dec. 31, 2012 Office and Computer Equipment [Member]	Dec. 31, 2011 Office and Computer Equipment [Member]	Sep. 30, 2013 Office and Computer Equipment [Member]
Summary of Significant Accounting Policies (Textual)
Accumulated deficit																$ 37,572,694	$ 18,940,427
Net working deficit											(2,358,000)	(1,160,000)	(2,358,000)			6,645,498
Issuance of Preferred Shares											900,000				1,000
Estimated useful life on straight-line basis																				5 years										3 years					5 years		3 years
EV charging stations outstanding																										1,604,000		1,604,000		218,000	185,000	1,604,000
Depreciation									1,272,586									5,735	5,735	17,204	9,558	15,292	0	32,496		590,686	70,944	1,195,445	154,328	234,364	123,934	1,559,363	16,095	3,060	32,041	8,733	11,794	9,437	58,646
Inventory reclassified to electric car charging stations													72,768	72,768											72,768
Number of fast chargers requires to build, own,operate and maintain network under agreement									48
Revenue received under marketing agreement with an auto manufacturer									782,880
Potentially dilutive securities									48,100,000	37,100,000	35,447,522	37,418,169
Impairments of long-lived assets											0	0
Net-cash settlement of the derivative instrument expected									within 12 months		within 12 months
Total advertising expense				0		53			0	128	143	4,965		12,124
Warrant expiration period	5 years	3 years	3 years		2 years		3 years	3 years
Capital grant received for purchase of charging stations											59,988
Number of charging stations installed											13
Number of govt. entities											2
Grant and rebate revenue				$ 48,303					$ 86,052		$ 5,595		$ 5,595	$ 91,647